Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	R$ 229,197,214	R$ 177,681,987
Expected Credit Loss	(584,831)	(269,347)
Total loans operations, net of Expected Loss	28,551,935	22,211,161
Loans operations
Disclosure of financial assets [line items]
Financial assets	28,881,889	22,260,538
Expected Credit Loss	(329,954)	(49,377)
Pledged asset loan
Disclosure of financial assets [line items]
Financial assets	24,845,243	20,198,764
Pledged asset loan | Retail
Disclosure of financial assets [line items]
Financial assets	12,366,330	10,932,086
Pledged asset loan | Companies
Disclosure of financial assets [line items]
Financial assets	7,054,507	5,311,675
Pledged asset loan | Credit card
Disclosure of financial assets [line items]
Financial assets	5,424,406	3,955,003
Non-pledged loan
Disclosure of financial assets [line items]
Financial assets	4,036,646	2,061,774
Non-pledged loan | Retail
Disclosure of financial assets [line items]
Financial assets	764,712	309,468
Non-pledged loan | Companies
Disclosure of financial assets [line items]
Financial assets	959,898	546,678
Non-pledged loan | Credit card
Disclosure of financial assets [line items]
Financial assets	R$ 2,312,036	R$ 1,205,628